Background, Organization and Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Other property	$ 18,814	$ 14,153
Total	784,173	623,551
Southwest Gas Corporation
Investment [Line Items]
Net cash surrender value of COLI policies	132,072	114,405
Other property	1,715	1,741
Total	133,787	116,146
Centuri
Investment [Line Items]
Centuri property, equipment, and intangibles	983,905	792,191
Centuri accumulated provision for depreciation and amortization	$ (352,333)	$ (298,939)